Segment information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment information	Segment information
Management has identified three reportable segments, which correspond to our three operating segments: the Americas, Developed Europe and Rest of World. Our Americas segment is comprised of Argentina, Brazil, Canada, Chile, Colombia, Ecuador, Mexico, Peru, the United States and Uruguay. Our Developed Europe segment is comprised of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Our Rest of World segment is comprised of all other countries, the most significant by revenue of which are Japan, Turkey, Australia, Hong Kong and India.
We determined our operating segments based on how our chief operating decision makers manage our business, make operating decisions and evaluate operating performance. Our primary operating metric is Return on Advertising Spend, or ROAS, for each of our segments, which compares Referral Revenue to Advertising Spend. ROAS includes the allocation of revenue by segment which is based on the location of the website, or domain name, regardless of where the consumer resides. This is consistent with how management monitors and runs the business.
Corporate and Eliminations also includes all corporate functions and expenses except for direct advertising. In addition, we record amortization of intangible assets and any related impairment, share-based compensation expense, restructuring and related reorganization charges, legal reserves, occupancy tax and other taxes, and other items excluded from segment operating performance in Corporate and Eliminations. Such amounts are detailed in our segment reconciliations below. The following tables present our segment information for the years ended December 31, 2023, 2022 and 2021. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2023
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€215,687	€176,404	€84,749	€—	€476,840
Subscription revenue	—	—	—	2,571	2,571
Other revenue	—	—	—	5,620	5,620
Total revenue	€215,687	€176,404	€84,749	€8,191	€485,031
Advertising spend	147,713	118,965	56,469	—	323,147
ROAS contribution	€67,974	€57,439	€28,280	€8,191	€161,884
Costs and expenses:
Cost of revenue, including related party, excluding amortization					11,971
Other selling and marketing, including related party (1)					22,492
Technology and content, including related party					49,020
General and administrative, including related party					38,726
Amortization of intangible assets					135
Impairment of intangible assets and goodwill					196,127
Operating loss					€(156,587)
Other income/(expense)
Interest expense					(12)
Interest income					5,213
Other, net					(478)
Total other income/(expense), net					€4,723
Loss before income taxes					€(151,864)
Expense for income taxes					12,391
Loss before equity method investment					€(164,255)
Loss from equity method investment					(221)
Net loss					€(164,476)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2022
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€237,692	€216,406	€67,692	€—	€521,790
Subscription revenue	—	—	—	3,398	3,398
Other revenue	—	—	—	9,816	9,816
Total revenue	€237,692	€216,406	€67,692	€13,214	€535,004
Advertising spend	149,823	131,638	35,862	—	317,323
ROAS contribution	€87,869	€84,768	€31,830	€13,214	€217,681
Costs and expenses:
Cost of revenue, including related party, excluding amortization					12,691
Other selling and marketing, including related party (1)					24,701
Technology and content, including related party					54,921
General and administrative, including related party					60,852
Amortization of intangible assets					136
Impairment of intangible assets and goodwill					184,642
Operating loss					€(120,262)
Other income/(expense)
Interest expense					(51)
Interest income					622
Other, net					(556)
Total other income/(expense), net					€15
Loss before income taxes					€(120,247)
Expense for income taxes					6,570
Loss before equity method investment					€(126,817)
Loss from equity method investment					(401)
Net loss					€(127,218)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2021
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€163,700	€140,143	€45,599	€—	€349,442
Subscription revenue	—	—	—	3,914	3,914
Other revenue	—	—	—	8,109	8,109
Total revenue	€163,700	€140,143	€45,599	€12,023	€361,465
Advertising spend	106,984	94,096	22,470	—	223,550
ROAS contribution	€56,716	€46,047	€23,129	€12,023	€137,915
Costs and expenses:
Cost of revenue, including related party, excluding amortization					11,500
Other selling and marketing, including related party (1)					25,646
Technology and content, including related party					52,374
General and administrative, including related party					38,208
Amortization of intangible assets					136
Operating income					€10,051
Other income/(expense)
Interest expense					(389)
Interest income					174
Other, net					13,454
Total other income/(expense), net					€13,239
Income before income taxes					€23,290
Expense for income taxes					12,586
Net income					€10,704
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.
Geographic information
The following table presents revenue by geographic area for the years ended December 31, 2023, 2022 and 2021. Referral Revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-Referral Revenue was allocated either based upon the location of the customer using the service, or using the same methodology as the allocation of segment revenue, depending on the nature of the non-Referral Revenue stream.

	Year ended December 31,
(in thousands)	2023	2022	2021
Total revenues
United States	€106,032	€139,885	€102,687
Germany	45,209	52,789	42,301
United Kingdom	55,867	68,554	41,389
Canada	29,240	31,899	11,862
Japan	39,016	19,200	5,999
All other countries	209,667	222,677	157,227
	€485,031	€535,004	€361,465
The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2023 and 2022:

(€ thousands)	Years ended December 31,
	2023	2022
Property and equipment, net:
Germany	€10,040	€13,012
All other countries	39	63
	€10,079	€13,075